Description of Organization and Summary of Significant Accounting Policies - Liquidity and Cash and Cash Equivalents (Details)		3 Months Ended	12 Months Ended
	Jan. 01, 2025 USD ($) item	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Sep. 11, 2024 $ / shares
Description of Organization and Summary of Significant Accounting Policies
Net loss			$ 5,107,051	$ (2,729,602)
Cash in operating activity			(2,284,359)	5,542,225
Accumulated deficit			$ 9,216,019	$ 4,150,511
Common stock, par value (In dollars per share) | $ / shares						$ 0.0001
Class A Common Stock
Description of Organization and Summary of Significant Accounting Policies
Common stock, par value (In dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Class B Common Stock
Description of Organization and Summary of Significant Accounting Policies
Common stock, par value (In dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Angel Studios, Inc. CIK: 0001671941
Description of Organization and Summary of Significant Accounting Policies
Net loss			$ 89,967,595	$ (9,012,124)	$ 13,710,708
Cash in operating activity			(60,231,302)	5,912,192	(11,663,251)
Accumulated deficit			$ 99,870,749	$ 10,073,191
Common stock, par value (In dollars per share) | $ / shares			$ 0.001	$ 0.001
Sale of common stock			$ 32,818,130	$ 7,500,001	$ 0
Proceeds from bitcoin			9,500,000
Cash and cash equivalents			$ 7,211,826	25,201,425
Angel Studios, Inc. CIK: 0001671941 | Class A Common Stock
Description of Organization and Summary of Significant Accounting Policies
Common stock, par value (In dollars per share) | $ / shares			$ 0.001
Angel Studios, Inc. CIK: 0001671941 | Class B Common Stock
Description of Organization and Summary of Significant Accounting Policies
Common stock, par value (In dollars per share) | $ / shares			0.001
Angel Studios, Inc. CIK: 0001671941 | Class C Common Stock
Description of Organization and Summary of Significant Accounting Policies
Common stock, par value (In dollars per share) | $ / shares			0.001
Angel Studios, Inc. CIK: 0001671941 | Class F Common Stock
Description of Organization and Summary of Significant Accounting Policies
Common stock, par value (In dollars per share) | $ / shares			$ 0.001
Angel Studios, Inc. CIK: 0001671941 | Treasury securities
Description of Organization and Summary of Significant Accounting Policies
Cash and cash equivalents			$ 0	$ 4,700,000
Angel Studios, Inc. CIK: 0001671941 | Subsequent event
Description of Organization and Summary of Significant Accounting Policies
Sale of common stock	$ 14,100,000
Number of angel guild members | item	551,893
Proceeds from angel guild membership	$ 39,500,000
Proceed from issuance of debt financing	$ 22,900,000
Angel Studios, Inc. CIK: 0001671941 | Subsequent event | Class C Common Stock
Description of Organization and Summary of Significant Accounting Policies
Sale of common stock		$ 14,100,000